Prepaid Expenses and Other Current Assets, Net - Schedule of Prepaid Expenses and Other Current Assets (Details) - USD ($)		Dec. 31, 2025	Dec. 31, 2024
Prepaid Expenses and Other Current Assets, Net [Abstract]
Advance to suppliers	[1]	$ 297,565	$ 883,391
Prepaid expenses	[2]	370,479	713,597
Other receivables	[3]	304,743	998,429
Less: allowance for credit losses
Total prepaid expenses and other current assets, net		$ 972,787	$ 2,595,417

[1]	Advance to suppliers primarily consists of advance payments paid to suppliers for purchases of raw materials for bakery products. Certain prepaid balances include amounts reclassified from accounts payable where payments to suppliers exceeded the outstanding payable balances, resulting in debit balances. These amounts represent advance payments to suppliers for future purchases.
[2]	Prepaid expenses primarily represent prepaid rental expenses, professional fees, and other miscellaneous expenses for the Company’s bakery stores.
[3]

Other receivables are mainly business advances to officers and staff for business travel and sundry expenses. As of December 31, 2025 and 2024, the balance also included $210,000 and $60,020 receivable due from two third parties, respectively, as the Company entered into two cooperation agreements with two separate third parties, and granted the third parties licenses to use the Chanson Greenwich and Chanson 23rd Street stores for events from August 1, 2023 to July 31, 2024 and from May 1, 2025 to October 31, 2025, respectively. Additionally, the balance as of December 31, 2024, also included $830,000 proceeds due from the same third party as the Company disposed all the property and equipment of Chanson Greenwich to the third party. The balance of $890,020 as of December 31, 2024 mentioned above was fully collected during the year ended December 31, 2025.

As of December 31, 2025, certain balances were outstanding beyond their contractual due dates; however, management expects these amounts to be fully collected and no disputes or collection issues have been identified. The Company evaluates other receivables for expected credit losses in accordance with ASC 326, Financial Instruments - Credit Losses. Based on the assessment of historical collection experience, current conditions, and subsequent receipts, no material allowance for credit losses was considered necessary as of December 31, 2025 and 2024. Subsequent to year-end, a significant portion of the outstanding balances as of December 31, 2024 has been collected during the year ended December 31, 2025.